Taxation - Summary of Income Tax Expenses (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of income tax expenses [Line Items]
Under/(over) provision in respect of prior years	¥ 40		¥ (250)	¥ 18
Total tax expenses excluded deferred taxation	2,997		372	565
Deferred taxation	453		2,423	2,259
Income tax expenses	3,450	$ 528	2,795	2,824
Hong Kong [member]
Disclosure of income tax expenses [Line Items]
Provision for income tax on the estimated taxable income for the year	99		66	88
Mainland China and other countries [member]
Disclosure of income tax expenses [Line Items]
Provision for income tax on the estimated taxable income for the year	¥ 2,858		¥ 556	¥ 459